SCHEDULE OF COST OF REVENUES FROM RELATED PARTIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Cost of revenues from related parties	$ 593,294	$ 1,400,522	$ 1,923,459	$ 3,018,507	$ 4,593,405	$ 3,659,805
Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			493,096	763,663	1,302,498	707,322
Dongguan Anxiang Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties					225,721	56,598
Dongguan Anxiang Technology Co Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			63,754	95,045
Guangdong Jiaduonuo Shengshi Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties					305,645	109,936
Guangdong Jiaduonuo Shengshi Trading Co Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			112,233	112,598
Dongguan Baxi Food Distribution Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties					40,931	124,896
Dongguan Baxi Food Distribution Co Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			83,891	27,916
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties					120,654	99,502
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			27,658	78,474
Dongguan Pengqin Drinking Water Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties					124,502	89,475
Dongguan Pengqin Drinking Water Co Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			24,481	63,429
Dongguan Tailai Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties					142,331	113,893
Dongguan Tailai Trading Co Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			76,224	60,614
Dongguan Dalingshan Runxin Drinking Water Store [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties					52,825	69,676
Dongguan Dalingshan Runxin Drinking Water Store [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			12,386	26,174
Dongguan Dengqinghu Drinking Water Store [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties					2,799
Dongguan Dengqinghu Drinking Water Store [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			2,934	2,043
Dongguan City Yijia Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties					$ 287,090	$ 43,346
Dongguan City Yijia Trading Co Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			$ 89,535	$ 297,370